EMPLOYEE FUTURE BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Benefit Plans [Member]	Sep. 30, 2012 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Sep. 30, 2012 Predecessor [Member] Other Benefit Plans [Member]	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member]
Amortization of employee future benefits	0	0	6.6	8.5	(2.7)	(3.3)
Net gain (loss)	4.6	2.0	(17.4)	(41.4)	(14.3)	(5.5)
Net amount recognized in other comprehensive income (loss)	4.6	2.0	(10.8)	(32.9)	(17.0)	(8.8)